Note 10 - Stock Option Plan (Details) - Summary of Options Outstanding and Exercisable (USD $)	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in Dollars per share)		$ 1.02
Number outstanding	45,146,118	2,294,535
Weighted-average remaining contractual life	8 years 292 days
Number of options	15,025,985	413,059
Weighted-average exercise price (in Dollars per share)	$ 0.02	$ 2.94
Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in Dollars per share)	$ 0.001	$ 0.12
Number outstanding	40,000	320
Weighted-average remaining contractual life	2 years 346 days
Number of options	40,000	320
Weighted-average exercise price (in Dollars per share)	$ 0.001	$ 0.12
Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in Dollars per share)	$ 0.06	$ 0.60
Number outstanding	980,250	1,901,476
Weighted-average remaining contractual life	5 years 248 days
Number of options	921,104	20,000
Weighted-average exercise price (in Dollars per share)	$ 0.06	$ 0.60
Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in Dollars per share)	$ 0.15	$ 1.24
Number outstanding	514,833	314,036
Weighted-average remaining contractual life	7 years 343 days
Number of options	447,055	314,036
Weighted-average exercise price (in Dollars per share)	$ 0.15	$ 1.24
Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in Dollars per share)	$ 0.01	$ 8.63
Number outstanding	43,611,035	59,372
Weighted-average remaining contractual life	8 years 324 days
Number of options	13,617,826	59,372
Weighted-average exercise price (in Dollars per share)	$ 0.01	$ 8.63